Intangible assets	6 Months Ended
Jun. 30, 2023
Intangible assets
Intangible assets

5Intangible assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	Net book value	Net book value
	USD	USD

Licenses	179,480	—
Trade name	—	937,500
Customer list (B2B relationships)	—	3,692,778
Developed technology	—	5,904,000
	179,480	10,534,278

During the six-month period ended 30 June 2023, $ 10,534,278 have been transferred to Assets Classified as held for sale. The assets are associated with Urbvan Mobility Ltd. and are comprised of trade name, customer lists, and developed technologies.